Summary of Significant Accounting Policies - Antidilutive Shares (Details) - shares	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Antidilutive Securities
Ant-dilutive shares (shares)	6,636,977	4,603,407
Unvested restricted incentive shares and units
Antidilutive Securities
Ant-dilutive shares (shares)	722,028	605,744
Share options
Antidilutive Securities
Ant-dilutive shares (shares)	5,914,949	3,997,663